Debt Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 2,995,977	$ 2,667,284
Amount due within one year	91,559	161,307
Amounts due beyond one year	2,904,418	2,505,977
TMCL II Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	852,100	775,100
TMCL IV Secured Debt Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	165,000	33,500
TL Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	684,500	648,500
TW Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	134,290	91,476
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	126,000	120,500
TL Term Loan
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	475,700
2005-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		72,958
2011-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		300,000
2012-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt		333,333
2013-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	262,109	291,917
2014-1 Bonds
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 296,278